BB&T FUNDS
BB&T NATIONAL TAX-FREE MONEY MARKET FUND
BB&T PRIME MONEY MARKET FUND
BB&T U.S. TREASURY MONEY MARKET FUND
(each, a “Fund”)
SUPPLEMENT DATED MAY 28, 2010 TO THE
CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
AND INSTITUTIONAL SHARES PROSPECTUS
DATED FEBRUARY 1, 2010
This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in each Fund’s Class A, Class B and Class C Shares Prospectus and Institutional Shares Prospectus dated February 1, 2010:
Effective immediately, the second paragraph of the BB&T National Tax-Free Money Market Fund’s Principal Strategy, the fourth paragraph of the BB&T Prime Money Market Fund’s Principal Strategy, and the third paragraph of the BB&T U.S. Treasury Money Market Fund’s Principal Strategy are deleted and replaced with the following disclosure:
Until June 30, 2010, the Fund will maintain a dollar-weighted average maturity (WAM) of 90 days or less. Effective June 30, 2010, the Fund will maintain a WAM of 60 days or less and will maintain a dollar-weighted average life to maturity (WAL) of 120 days or less. For purposes of calculating WAM, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate readjustment. For purposes of calculating WAL, the maturity of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit the Fund’s ability to invest in adjustable rate securities. In addition, the Fund will limit the maturity of each security in its portfolio to 397 days or less (45 days or less with respect to securities that are Second Tier Securities, as defined in Rule 2a-7 under the Investment Company Act of 1940).
Effective December 31, 2010, the following replaces the word “NRSRO” each time it appears in the Principal Strategy of the BB&T Prime Money Market Fund and in the “Additional Investment Strategies and Risks” section under the sub-headings “National Tax-Free Money Market Fund” and “Prime Money Market Fund”: “Designated NRSRO (as defined in Rule 2a-7 of the 1940 Act)”.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE
PRO-MMSUP-05/10

BB&T FUNDS
BB&T EQUITY INDEX FUND
(each, a “Fund”)
SUPPLEMENT DATED MAY 28, 2010 TO THE
STATEMENTS OF ADDITIONAL INFORMATION
OF BB&T FUNDS DATED FEBRUARY 1, 2010 AND
OF BB&T EQUITY INDEX FUND DATED MAY 1, 2010
This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the BB&T Funds Statement of Additional Information dated February 1, 2010 (the “BB&T Funds SAI”) and the BB&T Equity Index Fund Statement of Additional Information dated May 1, 2010 (the “BB&T Equity Index Fund SAI”):
Amendments to BB&T Funds SAI
Effective immediately, the following non-fundamental investment restrictions are revised in their entirety as follows, and all other references in the SAI to investment in illiquid securities by each Fund are revised accordingly:
1. The Prime Money Market Fund and the U.S. Treasury Fund may not invest more than 5% of its net assets in “illiquid” securities, as defined by the Investment Company Act of 1940, as amended, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.
8. The National Tax-Free Money Market Fund may not invest more than 5% of its total assets in “illiquid” securities, as defined by the Investment Company Act of 1940, as amended, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.
Effective immediately, the first sentence in the second paragraph under the heading “Valuation — Valuation of Money Market Funds” is replaced with the following:
Until June 30, 2010, each Money Market Fund will maintain a dollar-weighted average maturity (WAM) of 90 days or less. Effective June 30, 2010, each Money Market Fund will maintain a WAM of 60 days or less and will maintain a dollar-weighted average life to maturity (WAL) of 120 days or less. For purposes of calculating WAM, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate readjustment. For purposes of calculating WAL, the maturity of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit a Fund’s ability to invest in adjustable rate securities. In addition, each Money Market Fund will limit the maturity of each security in its portfolio to 397 days or less (45 days or less with respect to securities that are Second Tier Securities, as defined in Rule 2a-7 under the Investment Company Act of 1940).
Effective October 7, 2010, the following disclosure is added at the end of the first paragraph under the heading “Disclosure of Portfolio Holdings”:
In addition, information concerning each Money Market Fund’s portfolio holdings, as well as each Fund’s dollar-weighted average maturity and dollar-weighted average life to maturity, current as of the last business day of the prior month, will be posted on the Funds’ website five business days after the end of each month and remain posted on the website for not less than six months thereafter.
Amendments to BB&T Funds SAI and BB&T Equity Index Fund SAI
Effective immediately, the following footnote is added with respect to James L. Roberts each time his name appears in the tables entitled “Independent Trustees” and “Securities Ownership” in the BB&T Funds SAI and the BB&T Equity Index Fund SAI:

Mr. Roberts has been deemed to have been an “interested person” of BB&T Funds for the period from December 31, 2008 through May 25, 2010, due to his ownership of shares of PNC Financial Services Group, Inc., the parent company of the Distributor. This ownership was a result of the acquisition of National City Corporation by PNC Financial Services Group, Inc. on December 31, 2008.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE
SAI-MMSUP-05/10